Document And Entity Information	Nov. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	NATIONAL HEALTHCARE CORPORATION
Document, Type	8-K
Document, Period End Date	Nov. 05, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-13489
Entity, Tax Identification Number	52-2057472
Entity, Address, Address Line One	100 E. Vine Street
Entity, Address, City or Town	Murfreesboro
Entity, Address, State or Province	TN
Entity, Address, Postal Zip Code	37130
City Area Code	615
Local Phone Number	890-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NHC
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001047335